INCOME TAXES - Income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income tax expense:
State	$ 5	$ 30
Total	5	30
Deferred tax benefit:
Federal	179	(707)
State	18	(152)
Total	197	(859)
Total income tax benefit	$ 202	$ (829)